Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	3,773.22
Total Transaction Valuation	27,322,400
Total Offset Amount	0
Net Fee	$ 3,773.22